Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 433	$ 316
Foreign currency translation - net investment hedge	55	(67)
Foreign currency translation - other	17	(9)
Separation-related pension adjustment	0	3
Changes in pension estimate	5	3
Comprehensive Income	$ 510	$ 246